U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.  Name and address of issuer:   Templeton Global Investment Trust
                                  500 E. Broward Blvd., Suite 2100
                                  Ft. Lauderdale, Florida 33394


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2.  The name of each series or class of  securities  for which this
    Form is filed (If the Form is being  filed for all  series  and classes of securities  of the issuer,  check the box but do not
    list series or classes):    [ X ]


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3.  Investment Company Act File Number:  811-8226

    Securities Act File Number:   33-73244

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4(a). Last day of fiscal year for which this Form is filed:   3/31/98

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the fiscal
        year pursuant to section  24(f):                         $120,512,723
                                                                ---------------
  (ii)  Aggregate price of securities redeemed or
        repurchased during the fiscal year:  $62,740,828
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(iii)  Aggregate price of securities redeemed or
       repurchased during any PRIOR fiscal year
       ending no earlier than October 11, 1995 that
       were not previously used to reduce
       registration fees payable to the
       Commission:                          $      0
                                            -------------

(iv)  Total available redemption credits [add items 5(ii)
      and 5(iii)]:                                              $(62,740,828)
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(v)  Net sales--if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:                      $ 57,771,895
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(vi) Redemption credits available for use in future    |
     years -- if Item 5(i) is less than Item 5(iv)     |
     [subtract Item 5(iv) from Item 5(i)]: $   ( 0 )   |
                                           ----------- |
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(vii) Multiplier for determining registration fee (See
      Instruction C.9)                                          X   1/3300
                                                               ------------

(viii)  Registration  fee due [multiply  Item 5(v) by Item
        5(vii)] (enter "0" if no fee is due):                  = $ 17,506.63
                                                                -------------



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6       Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of
          shares or other units) deducted here:        . If
          there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number HERE: .

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
   Instruction D):                                           + $        0
                                                             ----------------

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8. Total of the amount of the registration fee due plus any
   interest due [line 5(viii) plus line 7]:                  = $ 17,506.63
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June 26,1998

        Method of Delivery:

                        [X]   Wire Transfer
                              Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/JAMES R. BAIO
                               -------------------------
                                James R. Baio, Treasurer

Date: June 29, 1998
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  *PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.

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